Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable

(7) Notes Receivable

Below is a summary of the Company’s notes receivable at of December 31, 2011 and 2010 (dollars in thousands):

	Balance at December 31, 2011
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(211)	$24,789	12.5%	950 F Street, NW
April 2011	30,000	(128)	29,872	9.0%	America’s Square

	$55,000	$(339)	$54,661

	Balance at December 31, 2010
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(250)	$24,750	12.5%	950 F Street, NW

In April 2011, the Company provided a $30.0 million subordinated loan to the owners of America’s Square, a 461,000 square-foot office complex in Washington, D.C. that is secured by a portion of the owners’ interest in the property. The loan has a fixed interest rate of 9.0%, matures on May 1, 2016 and is repayable in full on or after October 16, 2012, subject to yield maintenance. The loan requires interest-only payments through May 2013, at which time the loan requires principal and interest payments through its maturity date. The interest rate on the loan is constant throughout the life of the loan. The transaction was funded by a draw on the Company’s unsecured revolving credit facility. The Company recorded interest income of $2.0 million during 2011 and payments under the loan were current at December 31, 2011.

In December 2010, the Company provided a $25.0 million subordinated loan to the owners of 950 F Street, NW, a ten-story, 287,000 square-foot, office/retail building in Washington, D.C. that is secured by a portion of the owners’ interest in the property. The loan has a fixed interest rate of 12.5%, matures on April 1, 2017 and is repayable in full on or after December 21, 2013. The loan is an interest-only loan with a constant interest rate over the life of the loan. The transaction was funded by a draw on the Company’s unsecured revolving credit facility. The Company recorded interest income of $3.2 million and $0.1 million during 2011 and 2010, respectively, and payments under the loan were current at December 31, 2011.

The notes require monthly payments of interest to the Company. During 2011, the Company recorded income from the amortization of origination costs of $0.1 million within “Interest and other income” on its consolidated statements of operations. Income from the amortization of origination costs in 2010 was insignificant and did not exist in 2009.